Allowance for Loan Losses - Schedule of Loans Acquired and Accounted (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Outstanding balance	$ 687,000	$ 1,149,000
Carrying amount	$ 388,000	$ 467,000